Financial Instruments - Summary of Fair Value Adjustment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Fair value adjustments	£ 3	£ 4
Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	2	3
Day One profit
Disclosure of financial assets [line items]
Fair value adjustments	1	1
- Bid-offer and trade specific adjustments | Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	(6)	(12)
- Uncertainty | Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	6	12
- Credit risk adjustment | Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	1	2
- Funding fair value adjustment | Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	£ 1	£ 1